Financial instruments and financial risk management - Statement of financial position (Details) - CAD ($)	Mar. 31, 2021	Dec. 31, 2020
Financial instruments and financial risk management
Financial assets and liabilities	$ 1,748,953	$ (1,031,022)
Cash and cash equivalents
Financial instruments and financial risk management
Financial assets and liabilities	4,106,578	442,742
Restricted cash
Financial instruments and financial risk management
Financial assets and liabilities	81,393	72,446
Trade receivable
Financial instruments and financial risk management
Financial assets and liabilities	114,224	155,483
Lease liabilities
Financial instruments and financial risk management
Financial assets and liabilities	(1,524,331)	(459,542)
Trade payables and accrued liabilities
Financial instruments and financial risk management
Financial assets and liabilities	$ (1,028,911)	$ (1,242,151)